Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0001843162
Registrant Name	Chicago Atlantic BDC, Inc.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A